Loans (Loan Delinquency) (Details) (KRW) In Millions	Dec. 31, 2010		Dec. 31, 2009
Less than 1 months past due	1,520,056	[1]
1 ~ 3 months past due	720,043	[1]
3 ~ 6 months past due	597,621	[1]
6 months or more past due	718,839	[1]
Total past due	3,556,559	[1]
Current	192,939,162	[1],[2]
Total loans	196,495,721	[1]	196,225,384
Commercial [Member]
Total loans	85,802,100
Commercial [Member] | Domestic [Member] | Commercial and Industrial [Member]
Less than 1 months past due	267,884
1 ~ 3 months past due	236,031
3 ~ 6 months past due	343,751
6 months or more past due	422,585
Total past due	1,270,251
Current	73,338,261	[2]
Total loans	74,608,512
Commercial [Member] | Domestic [Member] | Construction [Member]
Less than 1 months past due	28,235
1 ~ 3 months past due	81,005
3 ~ 6 months past due	21,575
6 months or more past due	117,257
Total past due	248,072
Current	6,173,646	[2]
Total loans	6,421,718
Commercial [Member] | Domestic [Member] | Other Commercial [Member]
Less than 1 months past due	503
1 ~ 3 months past due	933
3 ~ 6 months past due	55
6 months or more past due	1,849
Total past due	3,340
Current	2,346,636	[2]
Total loans	2,349,976
Consumer [Member]
Total loans	98,298,919
Consumer [Member] | Domestic [Member] | Mortgage [Member]
Less than 1 months past due	523,570
1 ~ 3 months past due	156,440
3 ~ 6 months past due	134,669
6 months or more past due	55,892
Total past due	870,571
Current	40,285,365	[2]
Total loans	41,155,936
Consumer [Member] | Domestic [Member] | Home Equity [Member]
Less than 1 months past due	258,201
1 ~ 3 months past due	42,062
3 ~ 6 months past due	29,272
6 months or more past due	30,110
Total past due	359,645
Current	28,927,754	[2]
Total loans	29,287,399
Consumer [Member] | Domestic [Member] | Other Consumer [Member]
Less than 1 months past due	260,074
1 ~ 3 months past due	114,155
3 ~ 6 months past due	53,214
6 months or more past due	85,953
Total past due	513,396
Current	27,276,507	[2]
Total loans	27,789,903
Domestic [Member] | Credit Cards [Member]
Less than 1 months past due	161,687
1 ~ 3 months past due	89,417
3 ~ 6 months past due	15,085
6 months or more past due	149
Total past due	266,338
Current	12,128,364	[2]
Total loans	12,394,702
Foreign [Member]
Less than 1 months past due	19,902
6 months or more past due	5,044
Total past due	24,946
Current	2,462,629	[2]
Total loans	2,487,575

[1]	Includes loans that have been modified in a Troubled Debt Restructuring (TDR). TDRs are treated as performing loans and returned to current status at the time of modification. TDRs are subsequently measured for delinquency based on the modified contractual terms of the loan.
[2]	Loans which principal or interest payments are not contractually one day past due are considered current.